UNITED STATES
		SECURITIES AND EXCHANGE COMMISSION
		    WASHINGTON, D.C. 20549
			   --------
			   FORM N-Q
			   --------

    QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS REGISTERED MANAGEMENT
                     INVESTMENT COMPANIES

	  INVESTMENT COMPANY ACT FILE NUMBERS 811-2981

FIRST INVESTORS SPECIAL BOND FUND, INC.
(Exact name of registrant as specified in charter)

95 Wall Street
New York, NY 10005
(Address of principal executive offices)   (Zip code)

Joseph I. Benedek
First Investors Management Company, Inc.
Raritan Plaza I
8th Floor
Edison, NJ 08837-3620
(Name and address of agent for service)

REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE:
1-212-858-8000

DATE OF FISCAL YEAR END:  DECEMBER 31, 2005

DATE OF REPORTING PERIOD:  MARCH 31, 2005

Item 1.  Schedule of Investments

		The Quarterly Schedule of Portfolio Holdings follows


Portfolio of Investments (unaudited)
First Investors Special Bond Fund, Inc.
March 31, 2005

--------------------------------------------------------------------------------------------
Principal
  Amount,
Shares or
 Warrants     Security                                                                 Value
--------------------------------------------------------------------------------------------
              CORPORATE BONDS--88.5%
              Aerospace/Defense--2.9%
    $150M     Alliant Techsystems, Inc., 8.5%, 2011                                 $159,750
     150M     DRS Technologies, Inc., 6.875%, 2013 +                                 150,750
     100M     DynCorp International, 9.5%, 2013 +                                     97,625
     200M     L-3 Communications Corp., 5.875%, 2015                                 193,000
--------------------------------------------------------------------------------------------
                                                                                     601,125
--------------------------------------------------------------------------------------------
              Automotive--8.5%
     100M     Accuride Corp., 8.5%, 2015 +                                            98,500
      75M     Asbury Automotive Group, Inc., 9%, 2012                                 76,875
     594M     Cambridge Industries Liquidating Trust ++ **                             1,188
              Collins & Aikman Products Co.:
     250M         10.75%, 2011                                                       206,875
     250M         12.875%, 2012 +                                                    113,750
     250M     Cooper Standard Automotive, Inc., 8.375%, 2014 +                       204,375
     175M     Dana Corp., 9%, 2011                                                   192,585
     150M     Navistar International Corp., 6.25%, 2012 +                            143,250
     500M     Special Devices, Inc., 11.375%, 2008                                   480,000
     228M     TRW Automotive, Inc., 9.375%, 2013                                     246,240
--------------------------------------------------------------------------------------------
                                                                                   1,763,638
--------------------------------------------------------------------------------------------
              Chemicals--11.7%
      15M     BCP Caylux Holding Lux SCA, 9.625%, 2014 +                              17,175
     150M     Equistar Chemicals LP, 10.625%, 2011                                   169,125
     250M     Huntsman International LLC, 7.375%, 2015 +                             250,000
      67M     Huntsman, LLC, 11.625%, 2010                                            78,725
     100M     IMC Global, Inc., 10.875%, 2013                                        120,000
     300M     Innophos, Inc., 8.875%, 2014 +                                         316,500
              Lyondell Chemical Co.:
     350M         9.625%, 2007                                                       377,125
     150M         9.5%, 2008                                                         161,250
     200M     Millennium America, Inc., 9.25%, 2008                                  215,500
     675M     Resolution Performance Products, LLC, 13.5%, 2010                      732,375
--------------------------------------------------------------------------------------------
                                                                                   2,437,775
--------------------------------------------------------------------------------------------
              Consumer Non-Durables--2.3%
     100M     Broder Brothers Co., 11.25%, 2010 +                                    110,000
              Levi Strauss & Co.:
     120M         11.625%, 2008                                                      127,800
     150M         7.73%, 2012 + ***                                                  148,125
     100M         9.75%, 2015 +                                                       98,750
--------------------------------------------------------------------------------------------
                                                                                     484,675
--------------------------------------------------------------------------------------------
              Energy--14.4%
     250M     Belden & Blake Corp., 8.75%, 2012                                      249,375
     300M     Bluewater Finance, Ltd., 10.25%, 2012                                  327,000
     500M     Chesapeake Energy Corp., 6.375%, 2015 +                                496,250
     337M     Compagnie Generale de Geophysique, 10.625%, 2007                       356,378
     125M     Dresser, Inc., 9.375%, 2011                                            133,125
     250M     El Paso Production Holding Co., 7.75%, 2013                            254,375
     745M     Giant Industries, Inc., 11%, 2012                                      853,025
     300M     Tesoro Petroleum Corp., 9.625%, 2008                                   323,250
--------------------------------------------------------------------------------------------
                                                                                   2,992,778
--------------------------------------------------------------------------------------------
              Financial Services--2.4%
     500M     Dow Jones CDX, High Yield, Trust 1 Series 3-1, 7.75%, 2009 +           488,750
--------------------------------------------------------------------------------------------
              Food/Beverage/Tobacco--1.9%
     150M     Land O'Lakes, Inc., 8.75%, 2011                                        150,375
     100M     Merisant Co., 9.75%, 2013 +                                             86,500
     150M     Pilgrim's Pride Corp., 9.625%, 2011                                    163,500
--------------------------------------------------------------------------------------------
                                                                                     400,375
--------------------------------------------------------------------------------------------
              Food/Drug--.7%
              Great Atlantic & Pacific Tea Company, Inc.:
      90M         7.75%, 2007                                                         90,900
      60M         9.125%, 2011                                                        59,250
--------------------------------------------------------------------------------------------
                                                                                     150,150
--------------------------------------------------------------------------------------------
              Forest Products/Containers--3.6%
     250M     AEP Industries, Inc., 9.875%, 2007                                     254,115
     200M     Stone Container Corp., 9.75%, 2011                                     215,000
              Tekni-Plex, Inc.:
     175M         12.75%, 2010                                                       147,000
     130M         8.75%, 2013 +                                                      123,825
--------------------------------------------------------------------------------------------
                                                                                     739,940
--------------------------------------------------------------------------------------------
              Gaming/Leisure--2.8%
     250M     Circus & Eldorado/Silver Legacy, 10.125%, 2012                         269,375
     300M     Park Place Entertainment Corp., 9.375%, 2007                           319,875
--------------------------------------------------------------------------------------------
                                                                                     589,250
--------------------------------------------------------------------------------------------
              Health Care--7.6%
     250M     DaVita, Inc., 7.25%, 2015 +                                            246,250
     165M     HCA, Inc., 5.25%, 2008                                                 165,652
     150M     Insight Health Services Corp., 9.875%, 2011                            147,750
     150M     MedQuest, Inc., 11.875%, 2012                                          147,750
      75M     Quintiles Transnational Corp., 10%, 2013                                84,750
     250M     Sybron Dental Specialties, Inc., 8.125%, 2012                          269,375
     550M     Tenet Healthcare Corp., 6.375%, 2011                                   510,125
--------------------------------------------------------------------------------------------
                                                                                   1,571,652
--------------------------------------------------------------------------------------------
              Housing--.7%
      60M     Builders FirstSource, Inc., 7.024%, 2012 + ***                          59,400
     100M     Integrated Electrical Services, Inc., 9.375%, 2009                      96,500
--------------------------------------------------------------------------------------------
                                                                                     155,900
--------------------------------------------------------------------------------------------
              Information Technology--.0%
     150M     Exodus Communications, Inc., 10.75%, 2009 ++ **                             94
--------------------------------------------------------------------------------------------
              Investment/Finance Companies--.2%
      79M     Finova Group, Inc., 7.5%, 2009                                          34,453
--------------------------------------------------------------------------------------------
              Manufacturing--3.8%
     600M     Columbus McKinnon Corp., 8.5%, 2008                                    603,000
     200M     Wolverine Tube, Inc., 7.375%, 2008 +                                   194,000
--------------------------------------------------------------------------------------------
                                                                                     797,000
--------------------------------------------------------------------------------------------
              Media-Broadcasting--2.7%
     150M     Nexstar Finance, Inc., 12%, 2008                                       159,000
     150M     Sinclair Broadcasting Group, Inc., 8.75%, 2011                         158,250
              Young Broadcasting, Inc.:
     136M         10%, 2011                                                          139,740
     100M         8.75%, 2014                                                         95,250
--------------------------------------------------------------------------------------------
                                                                                     552,240
--------------------------------------------------------------------------------------------
              Media-Cable TV--10.2%
     355M     Adelphia Communications Corp., 10.25%, 2011 ++                         329,262
     135M     Atlantic Broadband Finance, LLC, 9.375%, 2014 +                        130,275
     500M     Cablevision Systems Corp., 8%, 2012 +                                  516,250
     500M     Charter Communications Holdings, LLC, 10%, 2009                        407,500
     500M     Mediacom LLC/Mediacom Capital Corp., 8.5%, 2008                        508,750
     200M     Quebecor Media, Inc., 11.125%, 2011                                    222,000
--------------------------------------------------------------------------------------------
                                                                                   2,114,037
--------------------------------------------------------------------------------------------
              Media-Diversified--3.3%
     300M     Cenveo, Inc., 7.875%, 2013                                             269,250
              Six Flags, Inc.:
     150M         8.875%, 2010                                                       141,750
      50M         9.625%, 2014                                                        46,375
     200M     Universal City Development Partners, Ltd., 11.75%, 2010                229,000
--------------------------------------------------------------------------------------------
                                                                                     686,375
--------------------------------------------------------------------------------------------
              Metals/Mining--.8%
     160M     Euramax International, Inc., 8.5%, 2011                                165,600
--------------------------------------------------------------------------------------------
              Retail - General Merchandise--2.6%
     250M     General Nutrition Centers, Inc., 8.5%, 2010                            213,750
     300M     Michaels Stores, Inc., 9.25%, 2009                                     318,375
--------------------------------------------------------------------------------------------
                                                                                     532,125
--------------------------------------------------------------------------------------------
              Services--2.4%
              Allied Waste NA, Inc.:
     150M         5.75%, 2011                                                        137,250
     300M         7.375%, 2014                                                       273,000
     100M     Hydrochem Industrial Services, Inc., 9.25%, 2013 +                      98,500
--------------------------------------------------------------------------------------------
                                                                                     508,750
--------------------------------------------------------------------------------------------
              Telecommunications--.0%
     600M     ICG Services, Inc., 10%, 2008 ++ **                                        375
     400M     XO Communications, Inc., 9%, 2008 ++ **                                    250
--------------------------------------------------------------------------------------------
                                                                                         625
--------------------------------------------------------------------------------------------
              Transportation--.2%
      50M     American Commercial Lines LLC, 9.5%, 2015 +                             51,875
--------------------------------------------------------------------------------------------
              Utilities--.0%
     125M     AES Drax Energy, Ltd., 11.5%, 2010 ++                                    1,250
--------------------------------------------------------------------------------------------
              Wireless Communications--2.8%
     300M     Crown Castle International Corp., 9.375%, 2011                         327,750
     350M     Triton Communications, LLC, 9.375%, 2011                               249,375
--------------------------------------------------------------------------------------------
                                                                                     577,125
--------------------------------------------------------------------------------------------
Total Value of Corporate Bonds (cost $19,296,192)                                 18,397,557
--------------------------------------------------------------------------------------------
              U.S. GOVERNMENT OBLIGATIONS--5.0%
   1,000M     U.S. Treasury Notes, 7%, 2006 (cost $1,087,969)                      1,042,579
--------------------------------------------------------------------------------------------
              COMMON STOCKS--2.9%
              Food/Drug--.4%
   5,500      Ingles Markets, Inc.                                                    73,260
--------------------------------------------------------------------------------------------
              Media-Diversified--1.1%
   1,500    * MediaNews Group, Inc. - Class "A" **                                   225,000
--------------------------------------------------------------------------------------------
              Telecommunications--1.4%
  14,513    * RCN Corporation                                                        288,809
     530    * RCN Corporation **                                                      10,547
     230    * Viatel Holding (Bermuda), Ltd.                                             155
   1,571    * World Access, Inc.                                                           2
--------------------------------------------------------------------------------------------
                                                                                     299,513
--------------------------------------------------------------------------------------------
Total Value of Common Stocks (cost $619,711)                                         597,773
--------------------------------------------------------------------------------------------
              PREFERRED STOCKS--.9%
              Manufacturing
     363    * Day International Group, Inc., 12.25%, 2010, PIK (cost $292,926)       186,063
--------------------------------------------------------------------------------------------
              WARRANTS--.0%
              Telecommunications
     250    * GT Group Telecom, Inc. (expiring 2/1/10) (cost $22,587) **                  --
--------------------------------------------------------------------------------------------
Total Value of Investments (cost $21,319,385)             97.3%                   20,223,972
Other Assets, Less Liabilities                             2.7                       557,394
--------------------------------------------------------------------------------------------
Net Assets                                               100.0%                  $20,781,366
============================================================================================


  + Security exempt from registration under rule 144A of the Securities
    Act of 1933. Certain restricted securities are exempt from the registration requirements under Rule 144A of the Securities Act of 1933 and may only be resold to qualified institutional investors. At March 31, 2005, the Fund held twenty-three securities with an aggregate value of $4,240,675 representing 20.4% of the Fund's net assets.

 ++ In default as to principal and/or interest payment

  * Non-income producing

 ** Securities fair valued as determined in good faith pursuant to procedures adopted by the Board. At March 31, 2005, the Fund held seven securities that were fair valued by its Valuation Committee with an aggregate value of $237,454 representing 1.1% of the Fund's net assets.

*** Interest rates on adjustable rate bonds are determined and reset quarterly by the indentures. The interest rates shown are the rates in effect on March 31, 2005

    At March 31, 2005, the cost of investments for federal income tax purposes was $21,319,385. Accumulated net unrealized depreciation on investments was $1,095,413, consisting of $1,115,172 gross unrealized appreciation and $2,210,585 gross unrealized depreciation.

Except as provided below, a security listed or traded on an exchange or the Nasdaq Stock Market is valued at its last sale price on the exchange or market where the security is principally traded, and lacking any sales, the security is valued at the mean between the closing bid and asked prices. Securities traded in the over-the-counter ("OTC") market (including securities listed on exchanges whose primary market is believed to be OTC) are valued at the mean between the last bid and asked prices based upon quotes furnished by a market maker for such securities. Securities may also be priced by a pricing service approved by the Fund's Board of Directors. The pricing service considers security type, rating, market condition and yield data as well as market quotations, prices provided by market makers and other available information in determining value. Short-term debt securities that mature in 60 days or less are valued at amortized cost.

Item 2.  Controls and Procedures

(a)	The Registrant's Principal Executive Officer and Principal
Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective, based on their evaluation of these disclosure controls and procedures as of a date within 90 days of the filing date of this report.

(b)	There were no significant changes in the Registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.


Item 3.  Exhibits

(a) 	Certifications required by Rule 30a-2(a) under the Investment
	Company Act of 1940 (17 CFR 270.30a-2(a)) - filed herewith

			  SIGNATURES

	Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

First Investors Special Bond Fund, Inc.

By    /S/ KATHRYN S. HEAD
	  Kathryn S. Head
	  President and Principal Executive Officer

Date:  May 27, 2005


	Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By    /S/ JOSEPH I. BENEDEK
	  Joseph I. Benedek
	  Treasurer and Principal Financial Officer

Date:  May 27, 2005